UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X        Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

October 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported) January 31, 2019

Commission File Number of securitizer: 025-02486

Central Index Key Number of securitizer: 0001663118

Brian D. Rance, (212) 277-4080

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_____ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: _______

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________
Central Index Key Number of underwriter (if applicable): ____________

_____________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Explanatory Note

A filing on behalf of VIRGIN MONEY PLC was made on 31 January 2019 relating to the Gosforth Funding 2017-1 PLC asset-based securitization transaction. This filing on 31 January 2019 is also on behalf of VIRGIN MONEY PLC but instead relates to the Gosforth Funding 2016-1 PLC, Gosforth Funding 2016-2 PLC and Gosforth Funding 2018-1 PLC asset-based securitization transactions.

Item 1.02 Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

No activity to report. In accordance with Rule 15Ga-1(c)(2)(i), we suspended our duty to provide a quarterly disclosure. In addition, because Rule 15Ga-1(c)(2)(ii) requires disclosure with respect to the prior calendar year (2018), we confirm that no activity occurred during that calendar year, except, with respect to Gosforth Funding 2016-1 PLC and Gosforth Funding 2016-2 PLC, for the period beginning April 1, 2018 and ending June 30, 2018, and for the period beginning July 1, 2018 and ending September 30, 2018.

This filing relates to the following three asset-based securitization transactions:

Gosforth Funding 2016-1 PLC

Gosforth Funding 2016-2 PLC
Gosforth Funding 2018-1 PLC

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

VIRGIN MONEY PLC
(Securitizer, Depositor or Underwriter)

By /s/ Brian D. Rance

Name: Brian D. Rance

Title: Attorney-in-fact

Date: January 31, 2019